INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Schedule of components of current and deferred income tax expense (income)
The following table specifies the current and deferred tax components of income taxes in the income statement:

Amounts in € ‘000	2020	2019	2018
Income tax credit (expense)
Current tax
Current tax on profit for the year	(2,367)	(4,315)	(413)
Adjustments for current tax of prior periods	1,310	242	(919)
Total current tax expense	(1,057)	(4,073)	(1,332)

Deferred income tax
Deferred tax on profit for the year	(7,535)	(6,784)	(5,697)
Adjustments for deferred tax of prior periods	3,036	373	31,165
Total deferred tax expense	(4,499)	(6,411)	25,468
Income tax credit (expense)	(5,556)	(10,484)	24,136

Schedule of reconciliation of statutory income tax rate with effective income tax rate	The following table reconciles the statutory income tax rate with the effective income tax rate in the consolidated income statement:

Amounts in € ‘000	2020	2019	2018
Reconciliation of tax charge
Profit/(loss) on ordinary activities before taxation	38,591	46,679	857

Profit/(loss) on ordinary activities multiplied by
standard rate of tax in The Netherlands	(9,647)	(11,670)	(214)

Effects of:
Tax rate in other jurisdictions	233	9	263
Non-taxable income (expense)	256	(628)	(793)
Adjustments of prior periods	1,857	373	31,165
Change in statutory applicable tax rate	2,489	2,877	(5,367)
Other	(744)	(1,445)	(918)
Income tax credit (expense) for the year	(5,556)	(10,484)	24,136

Schdeule of balances of net deferred tax assets (liabilities)
The balance of the net deferred tax assets/(liabilities) is therefore shown below:

Amounts in € ‘000	2020	2019
Total deferred tax assets	27,471	30,933
Total deferred tax liabilities	(1,514)	(2,343)
Total net deferred tax assets /( liabilities)	25,957	28,590

Significant components and annual movements of deferred income tax assets and liabilities
The significant components and annual movements of deferred income tax assets as of December 31, 2020 and January 1, 2020 are as follows:

Amounts in € ‘000	2020	2019
Intangible fixed assets	14,417	12,514
Short term assets	—	—
Other financial assets	—	8,186
Accruals	4,172	3,217
Other	4,182	1,102
Tax losses	4,700	5,914
Total deferred tax assets	27,471	30,933

Amounts in € ‘000	Intangible fixed assets	Short term assets / liabilities	Other financial liabilities	Accruals	Other	Tax losses	Total
At January 1, 2019	11,822	907	10,941	786	—	10,626	35,082
(Charged)/credited
- to profit or loss	692	(907)	(2,755)	2,426	1,102	(4,712)	(4,154)
- to other comprehensive income	—	—	—	5	—	—	5
At December 31, 2019	12,514	—	8,186	3,217	1,102	5,914	30,933
(Charged)/credited
- to profit or loss	1,903	—	(8,186)	1,185	1,019	(1,214)	(5,293)
- to other comprehensive income	—	—	—	(230)	(5)	—	(235)
- to accumulated deficit	—	—	—	—	2,066	—	2,066

At December 31, 2020	14,417	—	—	4,172	4,182	4,700	27,471
The calculation of the deferred tax asset is as shown below:

Amounts in € ‘000	2020	2019
Net Operating Losses - Netherlands
Net Operating Losses at year-end	18,801	21,926
Portion selected for deferred tax asset	18,801	21,926

Tax rates used:
2020 : 25% (25%)	—	5,482
2021 and later: 25% (21,7%)	4,700	—
Total tax effect Netherlands	4,700	5,482

Net Operating Losses - France
Net Operating Losses at year-end	—	1,394
Portion selected for deferred tax asset	—	1,394

Tax rate used:
2019 and later: 31%	—	432
Total tax effect France	—	432

Tax effect Netherlands - losses deferred	4,700	5,482
Tax effect France - losses deferred	—	432
Total deferred tax asset	4,700	5,914
The component and annual movement of deferred income tax liabilities as of December 31, 2020 and December 31, 2019 are as follows:

Amounts in € ‘000	2020	2019
Tangible fixed assets	(1,343)	(1,135)
Other liabilities	(171)	(1,208)
Total deferred tax liabilities	(1,514)	(2,343)

Amounts in € ‘000	Tangible fixed assets	Other liabilities	Total
At January 1, 2019	—	(87)	(87)
(Charged)/credited
- to profit or loss	(1,135)	(1,122)	(2,257)
- to other comprehensive income	—	1	1
At December 31, 2019	(1,135)	(1,208)	(2,343)
(Charged)/credited
- to profit or loss	(230)	1,023	793
- to other comprehensive income	22	14	36
At December 31, 2020	(1,343)	(171)	(1,514)